Segment information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2026 CHF (SFr) segment	Jun. 30, 2025 CHF (SFr)	Dec. 31, 2025 CHF (SFr)
Segments
Number of segments | segment			1
Fair value of services received at zero cost from Neurosterix Group	SFr 9,948	SFr 34,505	SFr 17,639	SFr 105,560
Other service income		1,870		1,870
Other income	9,948	36,375	17,639	107,430
Long-lived assets	2,442,795		2,442,795		SFr 4,684,148
Operating costs	655,300	769,273	1,142,818	1,446,590
Capital expenditure	0	0	0	0
Switzerland
Segments
Long-lived assets	2,442,463		2,442,463		4,683,813
Operating costs	650,988	765,310	1,135,332	1,439,158
United States of America
Segments
Operating costs	3,206	2,840	5,199	5,155
France
Segments
Long-lived assets	332		332		SFr 335
Operating costs	1,106	1,123	2,287	2,277
Neurosterix Group
Segments
Other income	SFr 9,948	34,505	SFr 17,639	105,560
Other counterparties
Segments
Other income		SFr 1,870		SFr 1,870